New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies
New and Amended Standards Adopted by the Group
The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2023.

Amendments to IAS 1 ‘Presentation of Financial Statement’ – Disclosure of Accounting Policies

The amendments to IAS 1 define and require entities to disclose their material accounting policy information (being information that, when considered together with other information included in an entity’s financial statements, can reasonably be expected to influence decisions that the primary users of financial statements make on the basis of those financial statements). The amendments did not have a significant impact on the financial statements.

Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimate and Errors’ – Definition of Accounting Estimates

The amendments define accounting estimates and clarify how to distinguish them from changes in accounting policies. The amendment did not have a significant impact on the financial statements.

Amendments to IAS 12 ‘Income Taxes’ – Deferred Tax related to Assets and liabilities arising from a Single Transaction

The amendments include an additional condition to the exemption to initial recognition of an asset or liability that a transaction does not give rise to equal taxable and deductible temporary differences at the time of the transaction. The amendments did not have a significant impact on the financial statement.

New standards : IFRS 17 ‘Insurance Contract’
IFRS 17 Insurance Contracts replaces IFRS 4 Insurance Contracts. This Standard estimates future cash flows of an insurance contract and measures insurance liabilities using discount rates applied with assumptions and risks at the measurement date. The entity recognizes insurance revenue on an accrual basis including services (insurance coverage) provided to the policyholder by each annual period. In addition, investment components (Refunds due to termination/maturity) repaid to a policyholder even if an insured event does not occur, are excluded from insurance revenue, and insurance financial income or expense and the investment income or expense are presented separately to enable users of the information to understand the sources of income or expenses. This standard did not have a significant impact on the financial statements.

Amendments to IAS 12 ‘Income Taxes’ – International Tax Reform – Pillar Two Model Rules

The amendments provide a temporary relief from the accounting for deferred taxes arising from legislation enacted to implement the Pillar Two model rules, which aim to reform international corporate taxation for multinational enterprises, and require disclosure of related current tax effects, etc. The Group applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. Since the Pillar Two legislation is scheduled to be effective from January 1, 2024, the Group has no current tax expense related to Pillar Two. The expected impact of the Pillar Two income taxes is described in Note 19.